Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2015 vessel	Jun. 30, 2016 USD ($) $ / shares shares	Jul. 31, 2015 USD ($)	Aug. 31, 2014 USD ($) pool $ / shares shares	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) vessel shares	Dec. 31, 2014 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Net cash proceeds						$ 327,419	$ 575,368	$ 452,061
Number of vessels | vessel					5
Increase in carrying amount of non-controlling interest						338,253	535,784	412,792
Increases (decreases) to retained earnings						9,732	(152,729)	68,428
Retained Earnings [Member]
Subsidiary or Equity Method Investee [Line Items]
Increase in carrying amount of non-controlling interest						(4,993)
Increases (decreases) to retained earnings						$ 9,732	(152,729)	$ 68,428
Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Proceeds from issuance of convertible preferred stock		$ 100,000
Proceeds from issuance of equity, net		$ 97,200
Teekay Offshore [Member] | Series D Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Units issued | shares		4,000,000
Preferred units dividend rate		10.50%				10.50%
Net cash proceeds		$ 61,100
Teekay Offshore [Member] | Series D Preferred Stock [Member] | Affiliated Entity [Member]
Subsidiary or Equity Method Investee [Line Items]
Units issued | shares		1,040,000
Teekay Offshore [Member] | Common Units [Member]
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions, Units | shares						4,700,000
Contributions						$ 500
Teekay Offshore [Member] | Common Units [Member] | Petrojarl Knarr FPSO [Member] | Fair Value Asset (Liability) [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock							$ 300,000
Number of common stock issued (in shares) | shares							14,400,000
Teekay Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Increase in carrying amount of non-controlling interest							$ 168,100
Teekay Tankers [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of vessels | vessel	6
Purchase price of acquisition			$ 47,300
Teekay Tankers [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of vessels | vessel							12
Teekay Tankers [Member] | Class A [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock							$ 30,000
Teekay Tankers [Member] | Class B [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of subsidiary common stock							$ 45,500
Number of common stock issued (in shares) | shares				6,500,000			6,500,000
Teekay Tankers [Member] | Retained Earnings [Member]
Subsidiary or Equity Method Investee [Line Items]
Decrease in retained earnings							$ 168,100
Teekay Tankers [Member] | Teekay Tanker Operations Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership acquired				50.00%
Commercially managed tanker pools | pool				3
Value of the assets acquired, including working capital				$ 16,900
Purchase price of acquisition				$ 23,500
Teekay Tankers [Member] | Teekay Tanker Operations Ltd [Member] | Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common shares issued for acquisition | shares				4,200,000
Teekay Parent [Member] | Class A [Member] | Suezmax Tankers [Member] | Principal Maritime Tankers [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common stock issued (in shares) | shares							4,500,000
Teekay Tanker Operations Ltd [Member] | Class B [Member] | Teekay Parent [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of common shares issued for acquisition				$ 17,000
Shares issued, price per share | $ / shares				$ 4.03
Teekay Tanker Operations Ltd [Member] | Class B [Member] | Teekay Parent [Member] | Fair Value Asset (Liability) [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of common shares issued for acquisition				$ 15,600
Shares issued, price per share | $ / shares				$ 3.70
General Partner [Member] | Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Interest of Company's general partner						2.00%
Payment in Kind [Member] | Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Value of common units						$ 24,900
Payment in Kind [Member] | Teekay Offshore [Member] | Common Units [Member] | Teekay Parent [Member]
Subsidiary or Equity Method Investee [Line Items]
Payment in kind distributions, Units | shares						2,500,000
Preferred D Offering [Member] | Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Teekay Corporation portion of purchase		$ 26,000				$ 26,000
Net cash proceeds		$ 71,300				71,250
Value of common units						$ 100,000
The $4.55 Warrants [Member] | Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Units issued | shares		4,500,000
Warrants outstanding (in shares) | shares		4,500,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 4.55
Net cash proceeds		$ 7,000
The $4.55 Warrants [Member] | Teekay Offshore [Member] | Affiliated Entity [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding (in shares) | shares		1,170,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 4.55
The $6.05 Warrants [Member] | Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Units issued | shares		2,250,000
Warrants outstanding (in shares) | shares		2,250,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 6.05
Exercise premium percent		33.00%
Net cash proceeds		$ 3,100
The $6.05 Warrants [Member] | Teekay Offshore [Member] | Affiliated Entity [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants outstanding (in shares) | shares		585,000
Fixed price of stock purchase warrants, per share | $ / shares		$ 6.05
The Warrants [Member] | Teekay Offshore [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant term		7 years
Period after which warrants are exercisable		6 months